Long-term investments (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Investments [Abstract]
Schedule of Long-term investments

	December 31, 2017	December 31, 2016
Cummins Westport Inc. (a)	$6,799	$10,950
Weichai Westport Inc.	1,824	1,824
Other equity accounted investees	679	648
	$9,302	$13,422
The Company recognized its share of CWI’s income and received dividends as follows:

	Years ended December 31,
	2017	2016	2015
Investment income under the equity method	$12,482	$5,606	$16,339
Dividends received	16,633	10,198	20,464

Assets, liabilities, revenue and expenses of CWI, are as follows:

	December 31, 2017	December 31, 2016
Current assets:
Cash and short-term investments	$91,720	$95,623
Accounts receivable	10,925	5,018
Other current assets	—	209
Long-term assets:
Property, plant and equipment	1,245	1,074
Deferred income tax assets	28,096	45,321
Total assets	$131,986	$147,245
Current liabilities:
Current portion of warranty liability	$25,866	$26,206
Current portion of deferred revenue	22,157	20,070
Accounts payable and accrued liabilities	12,603	7,125
	60,626	53,401
Long-term liabilities:
Warranty liability	16,253	27,282
Deferred revenue	38,321	41,788
Other long-term liabilities	3,175	2,863
	57,749	71,933
Total liabilities	$118,375	$125,334

	Years ended December 31,
	2017	2016	2015
Product revenue	$235,220	$205,235	$274,033
Parts revenue	82,077	71,230	57,849
	317,297	276,465	331,882
Cost of revenue and expenses:
Cost of product and parts revenue	207,840	199,317	230,508
Research and development	30,733	36,066	30,165
General and administrative	1,113	1,136	1,414
Sales and marketing	19,675	23,047	21,236
Foreign exchange (gain) loss	51	8	28
Bank charges, interest and other	609	695	817
	260,021	260,269	284,168
Income from operations	57,276	16,196	47,714
Interest and investment income	982	552	367
Income before income taxes	58,258	16,748	48,081
Income tax expense (recovery):
Current	16,068	4,680	19,785
Deferred (1)	17,226	856	(1,565)
	33,294	5,536	18,220
Income for the year	$24,964	$11,212	$29,861

(1)    As a result of the U.S. tax reform substantially enacted in the fourth quarter of 2017, CWI recorded a deferred tax expense of $13,423 in 2017 arising from related adjustments to deferred income tax assets.

Schedule of Variable Interest Entities
The carrying amount and maximum exposure to losses relating to CWI were as follows:

	Balance at December 31, 2017		Balance at December 31, 2016
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum exposure to loss
Equity method investment in CWI	$6,799	$6,799	$10,950	$10,950
Accounts receivable in CWI	150	150	236	236